Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	March 31, 2026	December 31, 2025
Accounts payable	$13,425,321	$12,425,200
Accrued interest (various notes and loans payable)	1,199,333	713,754
Accrued tax penalties and interest	1,029,846	837,477
Accounts payable and accrued expenses	$15,654,500	$13,976,431

	December 31,	December 31,
	2025	2024
Accounts payable	$12,425,200	$27,714,220
Accrued interest (various notes and loans payable)	713,754	5,787,464
Accrued tax penalties and interest	837,477	837,477
Accounts payable and accrued expenses	$13,976,431	$34,339,161

Schedule of accounts payable and accrued expenses related parties

	March 31, 2026	December 31, 2025
Accounts payable - related parties	$2,048	$1,593,994
Accrued interest (notes payable) - related parties	3,411,998	238,632
Accounts payable and accrued expenses - related parties	$3,414,046	$1,832,625

	December 31,	December 31,
	2025	2024
Accounts payable - related parties	$1,593,994	$715,526
Accrued interest (notes payable) - related parties	238,632	116,458
Accounts payable and accrued expenses - related parties	$1,832,625	$831,984
Accrued compensation	$41	$1,249,099